Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Condensed Statements of Cash Flows [Line Items]
Effect of exchange rate changes on cash	$ 639,001	$ 430,696	$ (28,482)
Net (decrease) increase in cash	(2,713,843)	(967,352)	6,838,879
Cash and cash equivalents and restricted cash at the beginning of the year	28,173,160	29,140,512	22,301,633
Cash and cash equivalents and restricted cash at the end of the year	25,459,317	28,173,160	29,140,512
Parent Company [Member]
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	1,084,443	(508,820)	5,780,974
Net cash used in financing activities	0	(3,641,025)	(2,554,508)
Effect of exchange rate changes on cash	14,364	(52,031)	(8,145)
Net (decrease) increase in cash	1,098,807	(4,201,876)	3,218,321
Cash and cash equivalents and restricted cash at the beginning of the year	61,092	4,262,968	1,044,647
Cash and cash equivalents and restricted cash at the end of the year	$ 1,159,899	$ 61,092	$ 4,262,968